Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $5.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.40%
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $509.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $433.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $583.91 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.80%)